UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21953
                                                     ---------

                          OPPENHEIMER BARING CHINA FUND
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------
                         Date of fiscal year end: MAY 31
                                                  ------

                      Date of reporting period: 05/31/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Real Estate Management & Development                                       10.6%
--------------------------------------------------------------------------------
Machinery                                                                  10.3
--------------------------------------------------------------------------------
Metals & Mining                                                             9.2
--------------------------------------------------------------------------------
Commercial Banks                                                            8.5
--------------------------------------------------------------------------------
Paper & Forest Products                                                     6.5
--------------------------------------------------------------------------------
Diversified Financial Services                                              4.8
--------------------------------------------------------------------------------
Construction Materials                                                      3.6
--------------------------------------------------------------------------------
Electrical Equipment                                                        3.4
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                            2.8
--------------------------------------------------------------------------------
Multiline Retail                                                            2.7

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Hong Kong Exchanges & Clearing Ltd.                                         4.8%
--------------------------------------------------------------------------------
China Merchants Bank Co. Ltd.                                               4.1
--------------------------------------------------------------------------------
China Overseas Land & Investment Ltd.                                       3.5
--------------------------------------------------------------------------------
Guangzhou R&F Properties Co. Ltd.                                           2.7
--------------------------------------------------------------------------------
China Construction Bank                                                     2.7
--------------------------------------------------------------------------------
Yangzijiang Shipbuilding Holdings Ltd.                                      2.6
--------------------------------------------------------------------------------
Nine Dragons Paper Holdings Ltd.                                            2.6
--------------------------------------------------------------------------------
Shimao Property Holdings Ltd.                                               2.4
--------------------------------------------------------------------------------
China Shipping Container Lines Co. Ltd.                                     2.4
--------------------------------------------------------------------------------
Aluminum Corp. of China Ltd.                                                2.3

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2007, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                        6 | OPPENHEIMER BARING CHINA FUND

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stocks                                         90.5%
Other Securities                                4.9
Cash Equivalents                                4.6

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                        7 | OPPENHEIMER BARING CHINA FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED MAY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE. The Oppenheimer Baring China Fund has provided strong absolute returns since its launch, with its Class A shares (without sales charge) gaining 21.70%. The Fund significantly outperformed its benchmark, the MSCI Zhong Hua Index, which rose by 10.83% during the same period. The Fund benefited from our strong stock selection in China, particularly in our financial and real estate holdings.

      The objective of the Oppenheimer Baring China Fund is to achieve long-term capital appreciation in the value of assets. It is our policy to hold a portfolio of quoted or traded equity investments in companies incorporated in Hong Kong or China, companies quoted or traded on any Hong Kong or China stock exchange, or companies that have a significant proportion of their assets or other interests in Hong Kong or China. We may also invest in companies incorporated in Taiwan or quoted on the Taiwan stock exchange.

      In practical terms, this means we pick companies which are predominately exposed to the economic environment in Hong Kong and China. In doing this, we follow a "bottom-up" stock selection approach, meaning that we evaluate investment opportunities on their individual merits, based on our assessment of their long-term growth potential, as opposed to a "top-down" effort to own a target weighting in a particular country or economic sector.

      In terms of performance, the top contributors relative to the benchmark were the industrial company Zhongjin Gold Corp.; two real estate companies, Shimao Property Holdings Ltd. and Guangzhou R&F Properties Co. Ltd. and technology firm, BYD Co. Ltd.

      Zhongjin Gold, one of the largest gold producers in China, did well during this period because of increased production and a high level of exports. Shimao Property, a major developer of real estate projects in China, and Guangzhou R&F Properties Co. Ltd., a company which develops, sells, and leases property in Guangzhou and Beijing, both benefited from a high demand for Chinese real estate over the period. Finally in the technology sector, BYD Co. Ltd. appreciated strongly over the period. The company, through its subsidiaries, manufactures and sells various electronic goods such as battery powered automobiles and bicycles.

      The negative contributors to relative performance were our holdings in Solomon Systech International Ltd., 3SBio, Inc. ("SSRX") and Jingwei Textile Machinery Co. Ltd.

      Solomon Systech, a producer of software for cell phones and handheld displays, was impacted by the fall-off in global production of handsets during the period. SSRX, which researches treatments for various forms of cancer, did not find favor with investors over


                        8 | OPPENHEIMER BARING CHINA FUND
the period and we sold out of our position. Jingwei Textile Machinery, a leading manufacturer and seller of natural fibers and chemical textile machinery, looked well placed to benefit from favorable tax changes in China which support domestic machinery and component makers, but instead suffered from some profit taking.

      Over the course of the period, the market leadership has remained broadly unchanged with consumer-related companies, construction, and China-related themes continuing to dominate. Companies with focus on "growth" and "positive earnings revisions" have continued to be rewarded by market participants.

      Our current investment strategy remains focused on companies in China, which we believe are growing earnings against a very favorable macroeconomic backdrop. We expect the strong consumer spending and asset re-inflation themes experienced last year to continue and spread across the rest of the region, and we are actively looking at beneficiaries of this trend in the portfolio.

      In our opinion, the potential for a further re-rating of large-cap companies is limited after a strong 2006, as valuations are now looking increasingly expensive. As a result, our investment research will focus more on stock specific and mid-cap ideas for the remainder of this year. Though our stance on the Hong Kong and China markets remains positive, volatility is likely to increase, particularly if investors worry over a slow-down in the U.S. economy and the impact that this may have on the prospects for economic growth.

      INVESTING IN FOREIGN SECURITIES INVOLVES ADDITIONAL EXPENSES AND SPECIAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, FOREIGN TAXES AND POLITICAL AND ECONOMIC UNCERTAINTIES. INVESTMENTS IN THE MARKETS OF CHINA, HONG KONG AND TAIWAN, SIMILAR TO THOSE OF EMERGING AND DEVELOPING MARKETS, ARE SUBJECT TO GREATER VOLATILITY AND RISKS. GROWTH STOCKS MAY BE MORE VOLATILE THAN OTHER SECURITIES. VALUE INVESTING INVOLVES THE RISK THAT THE MARKET MAY NOT RECOGNIZE THAT SECURITIES ARE UNDERVALUED AND THEY MAY NOT APPRECIATE AS ANTICIPATED.

      THE FUND'S PERFORMANCE WILL BE INFLUENCED BY POLITICAL, SOCIAL AND ECONOMIC FACTORS AFFECTING COMPANIES LOCATED IN CHINA. THESE RISKS INCLUDE CURRENCY FLUCTUATIONS, LESS LIQUIDITY, SUB-CUSTODY RISK, EXPROPRIATION, CONFISCATORY TAXATION, NATIONALIZATION, EXCHANGE CONTROL REGULATIONS (INCLUDING CURRENCY BLOCKAGE), A LACK OF ADEQUATE COMPANY INFORMATION, DIFFERING AUDITING AND LEGAL STANDARDS, POLITICAL INSTABILITY AND LESS DIVERSE AND MATURE ECONOMIC STRUCTURES. IN ADDITION, INVESTMENTS IN TAIWAN COULD BE ADVERSELY AFFECTED BY ITS POLITICAL AND ECONOMIC RELATIONSHIP WITH CHINA.


                        9 | OPPENHEIMER BARING CHINA FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until May 31, 2007. In the case of Class A, Class B, Class C, Class N and Class Y shares, performance is measured from inception of the classes on January 31, 2007. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the MSCI Zhong Hua Index, an unmanaged index which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance of China and Hong Kong and is an aggregate of the MSCI Hong Kong Index (a capitalization-weighted index that monitors the performance of stocks from Hong Kong), and the MSCI China Free Index (an unmanaged market capitalization-weighted index of Chinese companies available to non-domestic investors). The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                       10 | OPPENHEIMER BARING CHINA FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Baring China Fund (Class A)
   MSCI Zhong Hua Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 Oppenheimer Baring
                                China Fund (Class A)      MSCI Zhong Hua Index
01/31/2007                             $ 9,425                   $10,000
02/28/2007                             $ 9,689                   $ 9,786
05/31/2007                             $11,470                   $10,765

CUMULATIVE TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 5/31/07

Since Inception (1/31/07) 14.70%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5%; AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE. SEE PAGE 16 FOR FURTHER INFORMATION.


                       11 | OPPENHEIMER BARING CHINA FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Baring China Fund (Class B)
   MSCI Zhong Hua Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 Oppenheimer Baring
                                China Fund (Class B)      MSCI Zhong Hua Index
01/31/2007                             $10,000                   $10,000
02/28/2007                             $10,270                   $ 9,786
05/31/2007                             $11,630                   $10,765

CUMULATIVE TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 5/31/07

Since Inception (1/31/07) 16.30%

--------------------------------------------------------------------------------


                       12 | OPPENHEIMER BARING CHINA FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Baring China Fund (Class C)
   MSCI Zhong Hua Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 Oppenheimer Baring
                                China Fund (Class C)      MSCI Zhong Hua Index
01/31/2007                             $10,000                   $10,000
02/28/2007                             $10,280                   $ 9,786
05/31/2007                             $12,030                   $10,765

CUMULATIVE TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 5/31/07

Since Inception (1/31/07) 20.30%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5%; AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE. SEE PAGE 16 FOR FURTHER INFORMATION.


                       13 | OPPENHEIMER BARING CHINA FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Baring China Fund (Class N)
   MSCI Zhong Hua Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 Oppenheimer Baring
                                China Fund (Class N)      MSCI Zhong Hua Index
01/31/2007                             $10,000                   $10,000
02/28/2007                             $10,280                   $ 9,786
05/31/2007                             $12,050                   $10,765

CUMULATIVE TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 5/31/07

Since Inception (1/31/07) 20.50%

--------------------------------------------------------------------------------


                       14 | OPPENHEIMER BARING CHINA FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Baring China Fund (Class Y)
   MSCI Zhong Hua Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 Oppenheimer Baring
                                China Fund (Class Y)      MSCI Zhong Hua Index
01/31/2007                             $10,000                   $10,000
02/28/2007                             $10,290                   $ 9,786
05/31/2007                             $12,180                   $10,765

CUMULATIVE TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 5/31/07

Since Inception (1/31/07) 21.80%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5%; AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE. SEE PAGE 16 FOR FURTHER INFORMATION.


                       15 | OPPENHEIMER BARING CHINA FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 1/31/07. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 1/31/07. Class B returns include the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 1/31/07. Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 1/31/07. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1%. Class N shares are subject to an annual 0.25% asset-based sales charge.


                       16 | OPPENHEIMER BARING CHINA FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 1/31/07. Class Y shares are offered principally to certain institutional investors under special agreement with the Distributor and are not subject to a sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                       17 | OPPENHEIMER BARING CHINA FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, January 31, 2007 (commencement of operations) and held for the period ended May 31, 2007.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on December 1, 2006 and held for the six months ended May 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                       18 | OPPENHEIMER BARING CHINA FUND

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        ENDING      EXPENSES
                            BEGINNING   ACCOUNT     PAID DURING
                            ACCOUNT     VALUE       PERIOD ENDED
                            VALUE       (5/31/07)   MAY 31, 2007 1,2
--------------------------------------------------------------------
Class A Actual              $1,000.00   $1,217.00   $ 5.89
--------------------------------------------------------------------
Class A Hypothetical         1,000.00    1,016.95     8.08
--------------------------------------------------------------------
Class B Actual               1,000.00    1,213.00     8.65
--------------------------------------------------------------------
Class B Hypothetical         1,000.00    1,013.21    11.86
--------------------------------------------------------------------
Class C Actual               1,000.00    1,213.00     8.65
--------------------------------------------------------------------
Class C Hypothetical         1,000.00    1,013.21    11.86
--------------------------------------------------------------------
Class N Actual               1,000.00    1,215.00     6.81
--------------------------------------------------------------------
Class N Hypothetical         1,000.00    1,015.71     9.34
--------------------------------------------------------------------
Class Y Actual               1,000.00    1,218.00     4.97
--------------------------------------------------------------------
Class Y Hypothetical         1,000.00    1,018.20     6.82

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 121/365 [to reflect the period from January 31, 2007 (commencement of operations) to May 31, 2007].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those expense ratios for the period from January 31, 2007 (commencement of operations) to May 31, 2007 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A          1.60%
---------------------------
Class B          2.35
---------------------------
Class C          2.35
---------------------------
Class N          1.85
---------------------------
Class Y          1.35

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                       19 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF INVESTMENTS  May 31, 2007
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--89.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.0%
--------------------------------------------------------------------------------
AUTOMOBILES--1.4%
Denway Motors Ltd.                                   234,000   $        102,489
--------------------------------------------------------------------------------
Great Wall Motor Co. Ltd.                            168,000            222,467
                                                               -----------------
                                                                        324,956

--------------------------------------------------------------------------------
DISTRIBUTORS--2.1%
Li & Fung Ltd.                                       148,000            496,590
--------------------------------------------------------------------------------
MULTILINE RETAIL--2.7%
Lifestyle International Holdings Ltd.                103,500            389,693
--------------------------------------------------------------------------------
Parkson Retail Group Ltd.                             36,000            242,276
                                                               -----------------
                                                                        631,969

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
Bauhaus International Holdings Ltd.                   22,000              4,861
--------------------------------------------------------------------------------
Esprit Holdings Ltd.                                  38,000            467,916
                                                               -----------------
                                                                        472,777

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.8%
Belle International Holdings Ltd. 1                   27,000             27,489
--------------------------------------------------------------------------------
China Hongxing Sports Ltd.                           530,000            284,004
--------------------------------------------------------------------------------
Ports Design Ltd.                                    115,500            337,990
                                                               -----------------
                                                                        649,483

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
--------------------------------------------------------------------------------
BEVERAGES--0.9%
Kingway Brewery Holdings Ltd.                         46,000             20,335
--------------------------------------------------------------------------------
Yantai Changyu Pioneer Wine Co. Ltd., B Shares        38,300            190,214
                                                               -----------------
                                                                        210,549

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
China Agri-Industries Holdings Ltd. 1                360,000            292,760

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.4%
Hengan International Group Co. Ltd.                   94,000   $        323,208
--------------------------------------------------------------------------------
ENERGY--2.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Anhui Tianda Oil Pipe Co. Ltd.                       222,000            206,123
--------------------------------------------------------------------------------
OIL & GAS--2.0%
China Shenhua Energy Co. Ltd.                        124,000            363,657
--------------------------------------------------------------------------------
Yanzhou Coal Mining Co. Ltd.                          90,000            116,875
                                                               -----------------
                                                                        480,532

--------------------------------------------------------------------------------
FINANCIALS--24.1%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.5%
Bank of Communications Ltd.                          349,000            367,043
--------------------------------------------------------------------------------
China Construction Bank                            1,071,000            641,905
--------------------------------------------------------------------------------
China Merchants Bank Co. Ltd.                        371,000            957,380
--------------------------------------------------------------------------------
Wing Lung Bank Ltd.                                    3,700             38,358
                                                               -----------------
                                                                      2,004,686

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.8%
Hong Kong Exchanges & Clearing Ltd.                  101,000          1,127,260
--------------------------------------------------------------------------------
INSURANCE--0.2%
Pacific Century Insurance Holdings Ltd.               42,000             43,837
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--10.6%
China Overseas Land & Investment Ltd.                596,000            822,172
--------------------------------------------------------------------------------
Greentown China Holdings Ltd.                         99,000            205,393
--------------------------------------------------------------------------------
Guangzhou R&F Properties Co. Ltd.                    251,600            642,207
--------------------------------------------------------------------------------
Hopson Development Holdings Ltd.                      98,000            260,037
--------------------------------------------------------------------------------
Shimao Property Holdings Ltd.                        254,000            572,508
                                                               -----------------
                                                                      2,502,317


                       20 | OPPENHEIMER BARING CHINA FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--23.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
China Aerospace International Holdings Ltd. 1        894,600   $        212,433
--------------------------------------------------------------------------------
AIRLINES--2.6%
Air China Ltd.                                       392,000            300,710
--------------------------------------------------------------------------------
Cathay Pacific Airways Ltd.                          116,000            308,999
                                                               -----------------
                                                                        609,709

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.0%
China Communications Construction Co. Ltd.           340,000            470,225
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.4%
BYD Co. Ltd.                                          58,000            351,337
--------------------------------------------------------------------------------
Zhuzhou CSR Times Electric Co. Ltd.                  288,000            455,712
                                                               -----------------
                                                                        807,049

--------------------------------------------------------------------------------
MACHINERY--10.3%
China Infrastructure Machinery Holdings Ltd.         194,000            408,501
--------------------------------------------------------------------------------
China International Marine Containers (Group)
Co. Ltd., B Shares                                   123,600            335,575
--------------------------------------------------------------------------------
Jingwei Textile Machinery Co. Ltd.                   500,000            353,980
--------------------------------------------------------------------------------
Lung Kee (Bermuda) Holdings Ltd.                      18,000              8,737
--------------------------------------------------------------------------------
Shanghai Zhenhua Port Machinery Co.
Ltd., B Shares                                       109,100            195,835
--------------------------------------------------------------------------------
Weichai Power Co. Ltd.                                90,000            512,313
--------------------------------------------------------------------------------
Yangzijiang Shipbuilding Holdings Ltd. 1             538,000            605,048
                                                               -----------------
                                                                      2,419,989

--------------------------------------------------------------------------------
MARINE--2.4%
China Shipping Container Lines Co. Ltd.              938,000            554,983

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL--1.6%
Guangshen Railway Co. Ltd.                           470,000   $        383,432
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.5%
Cosco Pacific Ltd.                                    46,000            120,362
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.5%
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Scud Group Ltd. 1                                    394,000            180,404
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Solomon Systech International Ltd.                 1,378,000            178,240
--------------------------------------------------------------------------------
MATERIALS--21.0%
--------------------------------------------------------------------------------
CHEMICALS--1.7%
Xinyi Glass Holding Co. Ltd.                         498,000            394,142
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--3.6%
Anhui Conch Cement Co. Ltd.                           86,000            483,502
--------------------------------------------------------------------------------
China National Building Material Co. Ltd.            254,000            367,576
                                                               -----------------
                                                                        851,078

--------------------------------------------------------------------------------
METALS & MINING--9.2%
Aluminum Corp. of China Ltd.                         416,000            549,165
--------------------------------------------------------------------------------
Angang New Steel Co. Ltd.                             84,000            173,197
--------------------------------------------------------------------------------
Bengang Steel Plates Co. Ltd., B Shares 1             90,700            109,638
--------------------------------------------------------------------------------
China Molybdenum Co. Ltd. 1                          138,000            214,906
--------------------------------------------------------------------------------
Fujian Zijin Mining Industry Co. Ltd.                797,500            419,117
--------------------------------------------------------------------------------
Hunan Non-Ferrous Metal Corp. Ltd.                   626,000            355,398
--------------------------------------------------------------------------------
Jiangxi Copper Co. Ltd.                              214,000            341,396
                                                               -----------------
                                                                      2,162,817

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--6.5%
Lee & Man Paper Manufacturing Ltd.                   182,000            536,086


                       21 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Nine Dragons Paper Holdings Ltd.                     289,000   $        602,727
--------------------------------------------------------------------------------
Samling Global Ltd. 1                              1,112,000            403,020
                                                               -----------------
                                                                      1,541,833

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.3%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
China Telecom Ltd.                                    32,000            297,354
                                                               -----------------
Total Common Stocks
(Cost $18,066,184)                                                   20,951,097

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Kingway Brewery
Holdings Ltd. Rts.,
Exp. 6/21/07 1 (Cost $0)                              10,222              1,340

                                                      SHARES
--------------------------------------------------------------------------------
STRUCTURED SECURITIES--4.9%
--------------------------------------------------------------------------------
ABN AMRO Bank NV, Equity Linked Securities
(linked to Jiaozuo Wanfang Aluminum, Cl. A common
stock)                                                36,048            108,994
--------------------------------------------------------------------------------
Credit Suisse Ltd. (Hong Kong):
Equity Linked Securities (linked to Guangzhou
Friendship Co. Ltd., Cl. A common stock) [CNY]        35,562            149,148

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
--------------------------------------------------------------------------------
Credit Suisse Ltd. (Hong Kong): Continued
Equity Linked Securities (linked to Jiaozuo
Wanfang Aluminum, Cl. A common stock) [CNY]          107,123   $        323,893
Equity Linked Securities (linked to Zhongjin Gold
Corp., Cl. A common stock) [CNY]                      66,710            364,039
--------------------------------------------------------------------------------
JPMorgan Chase Bank NA, Equity Linked Securities
(linked to Industrial Bank Co. common stock) 2        49,496            192,376
                                                               -----------------
Total Structured Securities
(Cost $969,980)                                                       1,138,450

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $19,036,164)                                      93.9%        22,090,887
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          6.1          1,441,212
                                                   -----------------------------
NET ASSETS                                             100.0%  $     23,532,099
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCY:

CNY      Chinese Renminbi

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $192,376 or 0.82% of the Fund's net assets as of May 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       22 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES  May 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $19,036,164)--see accompanying statement of investments      $    22,090,887
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,063,179
---------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $202,221)                                                         201,750
---------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                445
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                               437,852
Dividends                                                                                        114,402
Investments sold                                                                                  12,275
Due from Manager                                                                                   1,623
Other                                                                                              1,895
                                                                                         ----------------
Total assets                                                                                  23,924,308

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                            334,994
Legal, auditing and other professional fees                                                       28,360
Shares of beneficial interest redeemed                                                            10,772
Shareholder communications                                                                         9,436
Distribution and service plan fees                                                                 5,821
Transfer and shareholder servicing agent fees                                                      1,609
Trustees' compensation                                                                               678
Other                                                                                                539
                                                                                         ----------------
Total liabilities                                                                                392,209

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $    23,532,099
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $         1,935
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    20,399,946
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 96,157
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                   (20,707)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                              3,054,768
                                                                                         ----------------
NET ASSETS                                                                               $    23,532,099
                                                                                         ================


                       23 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $21,085,778 and 1,733,232 shares of beneficial interest outstanding)    $ 12.17
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                $ 12.91
-----------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,249,818 and 102,994 shares of beneficial interest outstanding)       $ 12.13
-----------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $933,186 and 76,903 shares of beneficial interest outstanding)          $ 12.13
-----------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $256,624 and 21,114 shares of beneficial interest outstanding)          $ 12.15
-----------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $6,693 and 549.64 shares of beneficial
interest outstanding)                                                      $ 12.18

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       24 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF OPERATIONS  For the Period Ended May 31, 2007 1
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividends                                                                                  $     170,148
---------------------------------------------------------------------------------------------------------
Interest                                                                                          12,784
                                                                                           --------------
Total investment income                                                                          182,932

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                   52,634
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                            5,715
Class B                                                                                            1,594
Class C                                                                                            1,449
Class N                                                                                              164
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                            3,038
Class B                                                                                              909
Class C                                                                                              493
Class N                                                                                              139
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            9,368
Class B                                                                                            1,661
Class C                                                                                            1,643
Class N                                                                                               19
Class Y                                                                                                1
---------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                       28,360
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                               719
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          205
---------------------------------------------------------------------------------------------------------
Other                                                                                                664
                                                                                           --------------
Total expenses                                                                                   108,775
Less waivers and reimbursements of expenses                                                      (21,156)
                                                                                           --------------
Net expenses                                                                                      87,619

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             95,313

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.


                       25 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF OPERATIONS  For the Period Ended May 31, 2007 1
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized loss on:
Investments                                                                                $     (17,570)
Foreign currency transactions                                                                     (8,005)
                                                                                           --------------
Net realized loss                                                                                (25,575)
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                    3,047,855
Translation of assets and liabilities denominated in foreign currencies                            6,913
                                                                                           --------------
Net change in unrealized appreciation                                                          3,054,768

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $   3,124,506
                                                                                           ==============

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       26 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED MAY 31,                                                                                2007 1
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income                                                                      $      95,313
-----------------------------------------------------------------------------------------------------------
Net realized loss                                                                                (25,575)
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                          3,054,768
                                                                                           ----------------

Net increase in net assets resulting from operations                                           3,124,506

-----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                       18,066,735
Class B                                                                                        1,154,465
Class C                                                                                          841,926
Class N                                                                                          235,467
Class Y                                                                                            5,000
                                                                                           ----------------

                                                                                              20,303,593

-----------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total increase                                                                                23,428,099
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                                              104,000 2
                                                                                           ----------------

End of period (including accumulated net investment income
of $96,157 for the period ended May 31, 2007)                                              $  23,532,099
                                                                                           ================

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2. Reflects the value of the Manager's initial seed money investment on November 13, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       27 | OPPENHEIMER BARING CHINA FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      CLASS A    CLASS B     CLASS C
PERIOD ENDED MAY 31,                                     2007 1     2007 1      2007 1
---------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  10.00    $ 10.00     $ 10.00
---------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                   .06        .09         .08
Net realized and unrealized gain                         2.11       2.04        2.05
                                                     ----------------------------------
Total from investment operations                         2.17       2.13        2.13
---------------------------------------------------------------------------------------
Net asset value, end of period                       $  12.17    $ 12.13     $ 12.13
                                                     ==================================

---------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      21.70%     21.30%      21.30%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 21,086    $ 1,250     $   933
---------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 15,024    $   492     $   445
---------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    1.75%      2.48%       2.21%
Total expenses                                           1.90%      4.33% 5     4.15% 5
Expenses after waivers,
payments and/or reimbursements
and reduction to custodian expenses                      1.60%      2.35%       2.35%
---------------------------------------------------------------------------------------
Portfolio turnover rate                                    25%        25%         25%

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. The fiscal 2007 total expenses ratio is higher than the anticipated total expenses ratio of the class for future fiscal years due to the Fund's limited operating history.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       28 | OPPENHEIMER BARING CHINA FUND

                                                                 CLASS N     CLASS Y
PERIOD ENDED MAY 31,                                                2007 1      2007 1
-------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 10.00     $ 10.00
-------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                              .12         .12
Net realized and unrealized gain                                    2.03        2.06
                                                                 --------------------
Total from investment operations                                    2.15        2.18
-------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 12.15     $ 12.18
                                                                 ====================

-------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 21.50%      21.80%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $   256     $     7
-------------------------------------------------------------------------------------
Average net assets (in thousands)                                $   102     $     4
-------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               3.09%       3.16%
Total expenses                                                      2.71%       1.83%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian expenses                  1.85%       1.35%
-------------------------------------------------------------------------------------
Portfolio turnover rate                                               25%         25%

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       29 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Baring China Fund (the Fund), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Baring Asset Management, Inc.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures


                       30 | OPPENHEIMER BARING CHINA FUND
contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each security's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                       31 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $101,496                   $--              $25,130           $3,054,768

1. As of May 31, 2007, the Fund had $20,707 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

2. The Fund had $4,423 of post-October foreign currency losses which were deferred.

3. During the fiscal year ended May 31, 2007, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for May 31, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                    INCREASE TO       REDUCTION TO
                                    ACCUMULATED    ACCUMULATED NET
              REDUCTION TO       NET INVESTMENT      REALIZED LOSS
              PAID-IN CAPITAL            INCOME     ON INVESTMENTS
              ----------------------------------------------------
              $5,712                       $844             $4,868

No distributions were paid during the period ended May 31, 2007.


                       32 | OPPENHEIMER BARING CHINA FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities           $19,036,164
             Federal tax cost of other investments       (331,525)
                                                      -----------
             Total federal tax cost                   $18,704,639
                                                      ===========

             Gross unrealized appreciation            $ 3,202,081
             Gross unrealized depreciation               (147,313)
                                                      -----------
             Net unrealized appreciation              $ 3,054,768
                                                      ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash


                       33 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                  PERIOD ENDED MAY 31, 2007 1,2
                                                    SHARES           AMOUNT
-------------------------------------------------------------------------------
CLASS A
Sold                                             1,773,992     $ 18,612,877
Redeemed                                           (50,760)        (546,142) 3
                                                 ------------------------------
Net increase                                     1,723,232     $ 18,066,735
                                                 ==============================

-------------------------------------------------------------------------------
CLASS B
Sold                                               105,501     $  1,184,056
Redeemed                                            (2,607)         (29,591) 3
                                                 ------------------------------
Net increase                                       102,894     $  1,154,465
                                                 ==============================

-------------------------------------------------------------------------------
CLASS C
Sold                                                86,058     $    952,941
Redeemed                                            (9,255)        (111,015) 3
                                                 ------------------------------
Net increase                                        76,803     $    841,926
                                                 ==============================


                       34 | OPPENHEIMER BARING CHINA FUND

                                                  PERIOD ENDED MAY 31, 2007 1,2
                                                      SHARES         AMOUNT
-------------------------------------------------------------------------------
CLASS N
Sold                                                  21,230     $  237,927
Redeemed                                                (216)        (2,460) 3
                                                  -----------------------------
Net increase                                          21,014     $  235,467
                                                  =============================

-------------------------------------------------------------------------------
CLASS Y
Sold                                                     450     $    5,000
Redeemed                                                  --             --
                                                  -----------------------------
Net increase                                             450     $    5,000
                                                  =============================

1. For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2. The Fund sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B, C, N and Y shares at a value of $1,000, respectively, to the Manager upon seeding of the Fund on November 13, 2006.

3. Net of redemption fees of $5,835, $191, $173, and $40 for Class A, Class B, Class C, and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended May 31, 2007, were as follows:

                                                PURCHASES        SALES
          ------------------------------------------------------------
          Investment securities               $23,236,317   $4,179,446

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                   FEE SCHEDULE
                   -------------------------------------------
                   Up to $250 million                    1.00%
                   Next $250 million                     0.95
                   Next $500 million                     0.90
                   Over $1.0 billion                     0.85

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Baring Asset Management, Inc. (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. The Manager pays the Sub-Advisor an annual fee equal to 40% of the management fee received by the Manager from the Fund. For the period ended May 31, 2007, the Manager paid $21,052 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended May 31, 2007, the Fund paid $2,372 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                       35 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $5,131, $1,846 and $401, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                       36 | OPPENHEIMER BARING CHINA FUND

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
PERIOD ENDED      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
May 31, 2007              $--             $--             $--             $--             $--
----------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has agreed to waive its management fees and/or reimburse expenses such that expenses after payments, waiver and/or reimbursements and reduction to custodian expenses for Class A shares do not exceed 1.60% of average daily net assets, Class B and Class C shares will each not exceed 2.35% of average daily net assets, Class N shares will not exceed 1.85% of average daily net assets and Class Y shares will not exceed 1.35% of average daily net assets. During the period ended May 31, 2007, the Manager reimbursed the Fund $14,968, $2,759, $2,593, $232 and $6 for Class A, Class B, Class C, Class N and Class Y shares, respectively. These undertakings are voluntary and may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the period ended May 31, 2007, OFS waived $467, $70 and $61 for Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of May 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                      CONTRACT
                         EXPIRATION     AMOUNT   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION           DATE     (000S)      MAY 31, 2007   APPRECIATION
--------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Chinese Renminbi (CNY)      6/13/07      1,922 CNY      $251,718           $445


                       37 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of May 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                       38 | OPPENHEIMER BARING CHINA FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER BARING CHINA FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Baring China Fund, including the statement of investments, as of May 31, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period January 31, 2007 (commencement of operations) to May 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Baring China Fund as of May 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period January 31, 2007 (commencement of operations) to May 31, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
July 16, 2007


                       39 | OPPENHEIMER BARING CHINA FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended May 31, 2007 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended May 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $131,379 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                       40 | OPPENHEIMER BARING CHINA FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC toll-free at 1-800-SEC-0330.


                       41 | OPPENHEIMER BARING CHINA FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Fund's advisory and sub-advisory agreements (the "Agreements"). For purposes of considering the initial approval of the Agreements, the Manager provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's and Sub-Advisor's services to be provided, (ii) the fees and expenses of the Fund, including comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services by the Manager and its affiliates, (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager and Sub-Advisor may receive from their relationship with the Fund.

      NATURE AND EXTENT OF SERVICES. In considering the initial approval of the Agreements, the Board considered information about the nature and extent of the services to be provided to the Fund and information regarding the Manager's and Sub-Advisor's key personnel who provide such services. The Manager's and Sub-Advisor's duties include providing the Fund with the services of the portfolio managers and the investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager and Sub-Advisor are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager and Sub-Advisor also provide the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's and Sub-Advisor's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's and Sub-Advisor's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's and Sub-Advisor's personnel and the size and functions of its staff. In its evaluation of the quality of


                       42 | OPPENHEIMER BARING CHINA FUND
the portfolio management services provided, the Board considered the experience of Lilian Co, the portfolio manager for the Fund. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of service agreements of other funds managed by the Manager. In light of the foregoing, the Board concluded that the Fund will benefit from the services to be provided under the Agreements and from the Manager's and Sub-Adviser's experience, reputation, personnel, operations, and resources.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees to be paid to the Manager and its affiliates and to the Sub-Advisor, and the other expenses that will be borne by the Fund. The Board also evaluated the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. An independent consultant provided comparative data in regard to the fees and anticipated expenses of the Fund and the fees and expenses of other funds that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the China Region or in a single country within this region and funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total annual fund operating expenses will not exceed 1.60% for Class A shares and 2.35% for Class B shares and Class C shares, 1.85% for Class N shares and 1.35% for Class Y shares. The Board noted that the Fund's contractual management fees are lower than its peer group average. The Board also noted that the Manager, not the Fund, pays the Sub-Adviser's fee under the sub-advisory agreement.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the extent to which those economies of scale would benefit the Fund's shareholders. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's estimated costs in serving as the Fund's investment adviser, including the fee paid to the Sub-Advisor, the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's potential profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to


                       43 | OPPENHEIMER BARING CHINA FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

provide significant services to the Fund and its shareholders. In addition to considering the profits that may be realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager and the Sub-Advisor may receive as a result of their relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research that may be provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager and the Sub-Advisor within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager and the Sub-Advisor would be a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates and the Sub-Advisor are reasonable in relation to the services to be provided. Accordingly, the Board approved the Agreements for an initial period of two years. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreements, including the management fee, in light of all of the surrounding circumstances.


                       44 | OPPENHEIMER BARING CHINA FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
FUND, LENGTH OF SERVICE, AGE      PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of Special
Chairman of the Board of          Value Opportunities Fund, LLC (registered investment company) (since September 2004); Investment
Trustees (since 2007),            Advisory Board Member of Zurich Financial Services (insurance) (since October 2004); Board of
Trustee (since 2006)              Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the
Age: 64                           Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited
                                  Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September
                                  2004) and Managing Principal (1997-December 1998); Trustee of Research Foundation of AIMR
                                  (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard
                                  College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May
                                  2000-April 2002) (executive search firm). Oversees 62 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2006)              Director of ICI Education Foundation (education foundation) (since October 1991); President of the
Age: 66                           Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual
                                  Insurance Company (insurance company) (October 1991-June 2004). Oversees 52 portfolios in the
                                  OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 62 portfolios in the OppenheimerFunds
Trustee (since 2006)              complex.
Age: 73

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 2006)              of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 68                           Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W.
                                  Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                  American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                  Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 52 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2006)              President and General Auditor of American Express Company (financial services company) (July
Age: 64                           1998-February 2003). Oversees 52 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial adviser) (since 2006);
Trustee (since 2006)              Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since 2002);
Age: 55                           Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since January 2002);
                                  Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January
                                  1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign
                                  Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the
                                  Investment Committee and Board of Human Rights


                       45 | OPPENHEIMER BARING CHINA FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOEL W. MOTLEY,                   Watch and the Investment Committee of Historic Hudson Valley. Oversees 52 portfolios in the
Continued                         OppenheimerFunds complex.

KENNETH A. RANDALL, 1             Director of Dominion Resources, Inc. (electric utility holding company) (February 1972-October
Trustee (since 2006)              2005); Former Director of Prime Retail, Inc. (real estate investment trust), Dominion Energy Inc.
Age: 80                           (electric power and oil & gas producer), Lumberman's Mutual Casualty Company, American Motorists
                                  Insurance Company and American Manufacturers Mutual Insurance Company; Former President and Chief
                                  Executive Officer of The Conference Board, Inc. (international economic and business research).
                                  Oversees 52 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting and executive
Trustee (since 2006)              recruiting) (since 1993); Life Trustee of International House (non-profit educational
Age: 75                           organization); Former Trustee of the Historical Society of the Town of Greenwich; Former Director
                                  of Greenwich Hospital Association; Founder, Chairman and Chief Executive Officer of Russell
                                  Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic
                                  Air Command, U.S. Air Force (1954-1958). Oversees 52 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996);
Trustee (since 2006)              Director of Lakes Environmental Association (since 1996); Member of the Investment Committee of
Age: 66                           the Associated Jewish Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 52 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2006)              1994); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing
Age: 59                           and production) (1996-2006); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979);
                                  Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999);
                                  and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 52 portfolios in the
                                  OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                       NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Trustee, President and            Manager (September 2000-March 2007); President and a director or trustee of other Oppenheimer
Principal Executive Officer       funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
(since 2006)                      holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
Age: 58                           Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                  Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since
                                  November 2001), HarbourView Asset Management

1. As of 6/30/07, Kenneth Randall has retired.


                       46 | OPPENHEIMER BARING CHINA FUND

JOHN V. MURPHY,                   Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 1,
Continued                         2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                  President of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February
                                  1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital
                                  Management LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors
                                  (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001);
                                  President and Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company
                                  (September 1999-August 2000); President, Chief Executive Officer and Director of MML Bay State
                                  Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                  Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 102
                                  portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND
OF THE FUND                       MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                  MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL,
                                  COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief          President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer                Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal Audit
(since 2006)                      of the Manager (1997-February 2004). An officer of 102 portfolios in the OppenheimerFunds
Age: 56                           complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal           HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting            Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Officer (since 2006)              (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 47                           International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional
                                  Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                  Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                  1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999).
                                  An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2006)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2006)                      Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                           Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.


                       47 | OPPENHEIMER BARING CHINA FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2006)            Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
Age: 58                           Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
                                  Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                  Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                  Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2006)                      (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                           Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary               President (2001-September 2004); Director (2000-September 2004) and Vice President (1998-2000) of
(since 2006)                      Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 43

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2006)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 41                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                       48 | OPPENHEIMER BARING CHINA FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $24,300 in fiscal 2007 and no such fees in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $55,000 for fiscal 2007 and no such fees in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control review.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $55,000 in fiscal 2007 and no such fees for fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)

      No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring China Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/12/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/12/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/12/2007